Trade and other receivables (Details 3) - INR (₨) ₨ in Thousands		Mar. 31, 2021	Mar. 31, 2020
Disclosure of Trade and other receivables [Abstract]
Advances and other deposits (Refer Note (a) below)	[1]	₨ 505,369	₨ 1,244,287
Withholding taxes (Refer Note (b) below)	[2]	696,743	1,196,296
Other Current Receivables	[3]	1,202,112	2,440,583
Financial assets included in other receivables		₨ 79,830	₨ 139,122

[1]	Advances and other deposits primarily comprise of receivables in the form of deposits, sales tax/VAT, GST, service tax and other advances given in the ordinary course of business.
[2]	Includes withholding taxes recoverable from the Department of Income-tax for which the Company has filed tax returns for refund. The Company expects to realize such refund of withholding taxes within the next 12 months.
[3]	Other receivables comprise of the following items: